Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity

The following is a summary of stock option activity for the year ended December 31, 2014:

	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Options outstanding at the beginning of the year	94,341	$5.24	$—

Options granted	—	—
Options exercised	—	—
Forfeitures	(81,734)	5.24

Options outstanding at the end of the year	12,607	$5.24	$—

Options exercisable at the end of the year	12,607	$5.24	$—